Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segments
Summarized information by segments

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenues
Net advertising services	1,232,210	1,353,480	1,198,271	174,281
Paid services	212,697	221,612	179,108	26,050
Total revenues	1,444,907	1,575,092	1,377,379	200,331
Cost of revenues
Net advertising services	(598,040)	(602,945)	(517,533)	(75,272)
Paid services	(128,767)	(124,252)	(79,015)	(11,492)
Total cost of revenues	(726,807)	(727,197)	(596,548)	(86,764)
Gross profit
Net advertising services	634,170	750,535	680,738	99,009
Paid services	83,930	97,360	100,093	14,558
Total gross profit	718,100	847,895	780,831	113,567